OPERATING SEGMENTS - Goodwill and Intangible Assets (Details) - Gross Revenue - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	$ 8,751.5	$ 9,022.1
Solid Waste | Canada
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	2,091.7	2,079.6
Solid Waste | USA
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	5,601.7	6,046.2
Environmental Services
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	$ 1,058.1	$ 896.3